Goodwill Disclosure [Text Block]	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Disclosure [Text Block]
7.	GOODWILL

Balance as of December 31, 2017	475,732
Foreign exchange effect	(9,898)
Balance as of March 31, 2018	465,834

Balance as of March 31, 2018 (US$)	74,265

9.	GOODWILL

Balance as of January 1, 2016	444,412
Goodwill acquired	—
Impairment losses	—
Foreign exchange effect	17,274

Balance as of December 31, 2016	461,686
Goodwill acquired in business combination (note 4)	30,751
Impairment losses	—
Foreign exchange effect	(16,705)

Balance as of December 31, 2017	475,732

Balance as of December 31, 2017 (US$)	73,119

The Group’s goodwill is mainly attributable to the Acquisition in 2013 and 2017. Goodwill is not tax deductible.

For the years ended December 31, 2016 and 2017, respectively, the Group performed a qualitative assessment based on the requirements of ASC 350-20. The Group evaluated all relevant factors, weighed all factors in their entirety and concluded that it was not more-likely-than-not that the fair value of the reporting unit was less than its respective carrying amount. Therefore, further impairment testing on goodwill was unnecessary as of December 31, 2016 and 2017, respectively.